Notes to the interim condensed consolidated statement of financial position - Intangible assets (Details) € in Thousands	Jun. 30, 2025 EUR (€)
Intangible assets
Balance at the beginning	€ 48
Balance at the end	85
Gross
Intangible assets
Balance at the beginning	3,947
Balance at the end	3,993
Amortization and impairment
Intangible assets
Balance at the beginning	(3,899)
Balance at the end	€ (3,908)